U.S. Income Taxes (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
U.S. Income Taxes (Textual)
U.S. federal net operating loss carry forwards	$ 19,448,000	$ 18,215,000
Operating loss carryforwards expiration	Expiring in various amounts from fiscal year 2017 to fiscal year 2036.	Expiring in various amounts from fiscal year 2017 to fiscal year 2036.